Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity International Sustainability Index Fund - Fidelity International Sustainability Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 09, 2017
Annual Return 2018	(13.99%)
Annual Return 2019	22.18%
Annual Return 2020	12.98%
Annual Return 2021	7.65%
Annual Return 2022	(18.88%)
Annual Return 2023	14.66%